Details to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of details to the consolidated statements of cash flows [abstract]
Adjustments for non-cash items from continuing operations
(USD millions)	2024	2023	2022

Depreciation, amortization and impairments on:
Property, plant and equipment	932	1 006	1 374

Right-of-use assets	256	263	270

Intangible assets	4 881	7 008	5 061

Financial assets [1]	45	106	260

Change in provisions and other non-current liabilities	696	61	1 318

Gains on disposal on property, plant and equipment; intangible assets; other non-current assets; and other adjustments on financial assets and other non-current assets, net	-74	-180	-308

Equity-settled compensation expense	1 044	865	791

Loss from associated companies	38	13	11

Income taxes	1 701	551	1 128

Net financial expense	866	633	758

Other	-153	43	-32

Total	10 232	10 369	10 631

[1] Includes fair value changes

Cash flows from changes in working capital and other operating items included in operating cash flow from continuing operations
(USD millions)	2024	2023	2022

Increase in inventories	-225	-546	-560

Increase in trade receivables	-931	-1 504	-397

(Decrease)/increase in trade payables	-105	479	-181

Change in other current and non-current assets	-502	-125	-84

Change in other current liabilities	1 057	1 327	426

Total	-706	-369	-796

Cash flows arising from acquisitions and divestments of businesses
(USD millions)	Note	2024	2023	2022

Total purchase consideration for acquisitions of businesses	2	-4 629	-3 925	-1 166

Acquired cash and cash equivalents		242	226	89

Fair value of previously held equity interests			26	21

Contingent consideration payables, net		377	146	224

Payments, deferred consideration and other adjustments, net		-8	-34	0

Cash flows used for acquisitions of businesses [1]		-4 018	-3 561	-832

Cash flows from/(used for) divestments of businesses, net [2]		107	3	-8

Cash flows used for acquisitions and divestments of businesses, net		-3 911	-3 558	-840

[1] 2024 includes the payments for purchases of MorphoSys shares by Novartis during the Offer period totaling EUR 0.3 billion (USD 0.3 billion), see Note 2 for further information. Also included in 2024, is a payment of EUR 53 million (USD 58 million) in relation to the MorphoSys acquisition.

2 In 2024, USD 107 million represented net cash inflows from divestments made during that year and in previous years.
     In 2024, the net identifiable assets of divested businesses amounted to USD 142 million, comprised of non-current assets of USD 159 million, current assets of USD 48 million, including USD 8 million cash and cash equivalents and of non-current and current liabilities of USD 65 million.

In 2023, USD 3 million represented net cash inflows from divestments in previous years.
     In 2022, USD 8 million net cash outflows from divestments of businesses included USD 20 million reduction to cash and cash equivalents due to the derecognized cash and cash equivalents following a loss of control of a company upon expiry of an option to purchase the company, partly offset by USD 12 million net cash inflows from business divestments in 2022 and in prior years.

     In 2022, the net identifiable assets of divested businesses amounted to USD 139 million, comprised of non-current assets of USD 127 million, current assets of USD 70 million, including USD 62 million cash and cash equivalents and of non-current and current liabilities of USD 58 million. The deferred sale price receivable and other adjustments amounted to USD 19 million.

Reconciliation of liabilities arising from financing activities
	2024			2023			2022

(USD millions)	Financial debts	Derivative financial instruments	Lease liabilities	Financial debts	Derivative financial instruments	Lease liabilities	Financial debts	Derivative financial instruments	Lease liabilities

January 1	24 520	91	1 828	26 120	55	1 789	29 129	68	1 896

Financial debts, derivative financial instruments and lease liabilities related to discontinued operations [1]				-214	-1	-98

Proceeds from non-current financial debts [2]	6 143						16

Repayments of the current portion of non-current financial debts [3]	-2 160			-2 223			-2 575

Change in current financial debts [4]	958			546			295

Repayments of other current financial debts	-289

Payments of lease liabilities [5]			-262			-258			-295

Interest payments for amounts included in lease liabilities classified as cash flows from operating activities [6]			-62			-52			-51

New, modified and terminated leases, net			241			349			222

Impact of acquisitions and divestments of businesses, net	852		42			51			12

Changes in fair values, lease interest and other changes, net	-8	52	72	-2	37	28		-13	60

Amortization of bonds discount	33			17			22

Currency translation effects	-594		-56	276		19	-767		-55

December 31	29 455	143	1 803	24 520	91	1 828	26 120	55	1 789

Non-current [7]	21 366		1 568	18 436		1 598	20 244		1 538

Current [7]	8 089	143	235	6 084	91	230	5 876	55	251

[1] Represents the financial debts, derivative financial instruments and lease liabilities at January 1, 2023 related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

[2] Proceeds from non-current financial debts included in the consolidated statements of cash flows from continuing operations were nil in 2022.
[3] Repayments of the current portion of non-current financial debts were only recorded in the consolidated statements of cash flows from continuing operations.
[4] Changes in current financial debts included in the consolidated statements of cash flows from continuing operations were USD 252 million in 2022 which included net cash outflows from interest-bearing accounts of employees payable on demand amounting to USD 1.7 billion.

[5] Payments of lease liabilities included in the consolidated statements of cash flows from continuing operations were USD 262 million in 2022.
[6] Interest payments for amounts included in lease liabilities classified as cash flows from operating activities within the consolidated statements of cash flows from continuing operations were USD 48 million in 2022.

[7] Note 10 provides additional disclosures related to lease liabilities, Note 19 provides additional disclosures related to non-current financial debt, and Note 21 provides additional disclosures related to current financial debt and derivative financial instruments.